Form N-1A Cover	Aug. 22, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 22, 2025
Prospectus Date	Feb. 21, 2025
Supplement to Prospectus [Text Block]	PGIM Rock ETF TrustPGIM S&P 500 Buffer 12 ETF – September
PGIM S&P 500 Buffer 20 ETF – September
(each a “Fund” and collectively the “Funds”)Supplement dated August 22, 2025 to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (generally, an approximately one-year period over which each Fund seeks to produce the target outcome). The next Target Outcome Period for each Fund will commence on September 1, 2025 and end on August 31, 2026 (the “New Target Outcome Period”). Each Fund’s Cap will not be determined until on or about the start of the New Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on September 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the New Target Outcome Period. Investors should consider the Cap before investing or reinvesting in the Fund for the New Target Outcome Period. As of August 22, 2025, the expected range of each Fund’s Cap (before fees and expenses) for the New Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangePGIM S&P 500 Buffer 12 ETF – SeptemberSEPP11.2% – 14.2% before fees and expenses(10.7% – 13.7% after taking into account the Fund’s unitary management fee)PGIM S&P 500 Buffer 20 ETF – SeptemberPBSE8.3% – 11.3% before fees and expenses(7.8% – 10.8% after taking into account the Fund’s unitary management fee)________* Reference to the Website does not incorporate the Website into this supplement or a Fund’s prospectus.